Expense Example - EIC Value Fund	Sep. 01, 2025 USD ($)
EIC Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 767
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	1,950
EIC Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,300
EIC Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	$ 1,195